Senior Notes and Secured Indebtedness - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2013 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2013 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2013 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2013 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2013 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales						$ 141,352		$ 85,942		$ 246,102	$ 341,682	$ 348,935						$ 76,178	$ 68,008	$ 111,159	$ 173,032	$ 198,108	$ 48,487	$ 10,629	$ 32,105	$ 142,105	$ 47,989	$ 16,687	$ 7,305	$ 102,838	$ 26,545	$ 102,838						$ 16,687					$ 207,055	$ 284,069				$ 10,024	$ 176,992	$ 263,864	$ 4,316	$ 19,954	$ 16,595	$ 2,347	$ 10,109	$ 3,610
Construction services						9,478		7,045		16,473	21,439	23,825						9,478	7,045	16,473	21,439	23,825																8,883					19,768	10,629				8,883	19,768	10,629
Management fees						0		0		0	0	0						456	278	534	(727)	534											(456)	(278)	(534)	727	(534)	0					0	0				110	468	165							(110)	(468)	(165)
Revenues						150,830		92,987		262,575	363,121	372,760						86,112	75,331	128,166	193,744	222,467	48,487	10,629	32,105	142,105	47,989	16,687	7,305	102,838	26,545	102,838	(456)	(278)	(534)	727	(534)	25,570					226,823	294,698				19,017	197,228	274,658	4,316	19,954	16,595	2,347	10,109	3,610	(110)	(468)	(165)
Operating costs
Cost of sales						(107,957)		(70,795)		(215,130)	(270,770)	(297,989)						(55,968)	(57,050)	(94,003)	(132,270)	(163,083)	(40,519)	(8,912)	(27,737)	(119,051)	(41,516)	(11,926)	(5,111)	(93,924)	(18,722)	(93,924)	456	278	534	(727)	534	(14,598)					(188,723)	(246,177)				(8,819)	(162,148)	(228,542)	(3,820)	(18,225)	(16,167)	(2,069)	(8,818)	(1,633)	110	468	165
Impairment loss on real estate assets																																											(128,314)	(111,860)					(70,742)	(111,860)					(57,572)
Construction services						(8,135)		(6,410)		(15,061)	(17,472)	(21,416)						(8,135)	(6,410)	(15,061)	(17,472)	(21,416)																(8,223)					(18,164)	(7,805)				(8,223)	(18,164)	(7,805)
Sales and marketing						(6,679)		(4,172)		(8,835)	(17,482)	(13,928)						(4,108)	(3,219)	(6,493)	(9,826)	(10,705)	(2,256)	(643)	(1,679)	(6,867)	(2,617)	(315)	(310)	(663)	(789)	(606)						(1,944)					(16,848)	(19,746)				(1,496)	(14,528)	(17,953)	(260)	(1,318)	(1,208)	(188)	(1,002)	(585)
General and administrative						(10,200)		(5,440)		(13,925)	(28,016)	(26,095)						(9,473)	(5,368)	(13,733)	(26,162)	(25,872)	(726)	(70)	(186)	(1,835)	(221)	(1)	(2)	(6)	(19)	(2)						(3,302)					(22,411)	(25,129)				(3,246)	(22,070)	(24,795)	(56)	(340)	(313)		(1)	(21)
Amortization of intangible assets			(5,800)			(191)		(1,640)		(5,034)	(1,173)	(5,757)						(191)	(1,640)	(5,034)	(1,173)	(5,757)
Other						(695)		(945)		(2,402)	(1,746)	(2,909)						(695)	(588)	(1,713)	(1,744)	(3,027)			(2)	(2)	(2)		(357)	(687)		120						(187)					(3,983)	(2,740)				(16)	(2,979)	(2,740)				(171)	(1,004)
Operating expenses						(133,857)		(89,402)		(260,387)	(336,659)	(368,094)						(78,570)	(74,275)	(136,037)	(188,647)	(229,860)	(43,501)	(9,625)	(29,604)	(127,755)	(44,356)	(12,242)	(5,780)	(95,280)	(19,530)	(94,412)	456	278	534	(727)	534	(28,254)					(378,443)	(413,457)				(21,800)	(290,631)	(393,695)	(4,136)	(19,883)	(17,688)	(2,428)	(68,397)	(2,239)	110	468	165
Equity in income of unconsolidated joint ventures																																											3,605	916					3,605	916
(Loss) income from subsidiaries						0		0		0	0	0	12,716	(752)	(7,611)	17,562	(8,859)	5,804	1,158	8,620	13,800	11,681											(18,520)	(406)	(1,009)	(31,362)	(2,822)	0					0	0	228,383	(193,330)	(136,786)	11,536	(59,588)	(1,053)			12				(239,919)	252,918	137,827
Operating (loss) income						16,973		3,585		2,188	26,462	4,666	12,716	(752)	(7,611)	17,562	(8,859)	13,346	2,214	749	18,897	4,288	4,986	1,004	2,501	14,350	3,633	4,445	1,525	7,558	7,015	8,426	(18,520)	(406)	(1,009)	(31,362)	(2,822)	(2,684)					(148,015)	(117,843)	228,383	(193,330)	(136,786)	8,753	(149,386)	(119,174)	180	71	(1,081)	(81)	(58,288)	1,371	(239,919)	252,918	137,827
(Loss) gain on extinguishment of debt	1,000			(300)						975		(1,392)										(1,392)																						5,572						5,572
Interest expense, net of amounts capitalized						(51)		(2,491)		(7,327)	(2,602)	(9,127)						(51)	(2,350)	(6,970)	(2,476)	(9,227)				(126)			(141)	(357)		100						(2,507)					(24,529)	(23,653)				(2,407)	(23,639)	(23,653)				(100)	(890)
Other income (expense), net						114		95		1,471	257	1,528						423	160	562	1,184	618	(9)	(53)	(45)	(20)	(61)	(300)	(12)	954	(907)	971						230					838	57				266	1,018	280	(25)	(131)	(235)	(11)	(49)	12
(Loss) income before reorganization items and provision for income taxes						17,036		1,189		(3,668)	24,117	(4,325)		(752)	(7,611)	17,562	(8,859)		24	(5,659)	17,605	(5,713)		951	2,456	14,204	3,572		1,372	8,155	6,108	9,497		(406)	(1,009)	(31,362)	(2,822)	(4,961)					(171,706)	(135,867)	228,383	(193,330)		6,612	(172,007)		155	(60)		(192)	(59,227)		(239,919)	252,918
Reorganization items								(712)		(1,894)	(464)	(2,525)							(712)	(1,895)	(464)	(3,073)			1		1					547						233,458					(21,182)					221,796	(21,182)		(1)			11,663
(Loss) income before (provision) benefit from income taxes						17,036		477		(5,562)	23,653	(6,850)	12,716	(752)	(7,611)	17,562	(8,859)	13,718	(688)	(7,554)	17,141	(8,786)	4,977	951	2,457	14,204	3,573	4,145	1,372	8,155	6,108	10,044	(18,520)	(406)	(1,009)	(31,362)	(2,822)	228,497					(192,888)	(135,867)	228,383	(193,330)	(136,786)	228,408	(193,189)	(136,975)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
(Provision) benefit for income taxes						(6,356)		(11)		(11)	(6,366)	(11)						(6,356)	(11)	(11)	(6,366)	(11)																0					(10)	412					(10)	412
Net (loss) income					(4,982)	10,680	(1,288)	466	(1,057)	(5,573)	17,287	(6,861)	12,716	(752)	(7,611)	17,562	(8,859)	7,362	(699)	(7,565)	10,775	(8,797)	4,977	951	2,457	14,204	3,573	4,145	1,372	8,155	6,108	10,044	(18,520)	(406)	(1,009)	(31,362)	(2,822)	228,497	(130,926)	(39,700)	(11,095)	(11,177)	(192,898)	(135,455)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
Less: Net income attributable to noncontrolling interest						(3,118)		(1,218)		(2,038)	(4,879)	(1,998)																(3,118)	(1,218)	(2,038)	(4,879)	(1,998)						(114)					(432)	(1,331)										(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes						7,562		(752)		(7,611)	12,408	(8,859)	12,716	(752)	(7,611)	17,562	(8,859)	7,362	(699)	(7,565)	10,775	(8,797)	4,977	951	2,457	14,204	3,573	1,027	154	6,117	1,229	8,046	(18,520)	(406)	(1,009)	(31,362)	(2,822)	228,383	(131,300)	(39,634)	(11,171)	(11,225)	(193,330)	(136,786)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,357	(59,659)	52	(239,919)	252,918	137,827
Preferred stock dividends						0		(755)		(1,798)	(1,528)	(2,743)		(755)	(1,798)	(1,528)	(2,743)
Net (loss) income available to common stockholders						$ 7,562		$ (1,507)		$ (9,409)	$ 10,880	$ (11,602)	$ 12,716	$ (1,507)	$ (9,409)	$ 16,034	$ (11,602)	$ 7,362	$ (699)	$ (7,565)	$ 10,775	$ (8,797)	$ 4,977	$ 951	$ 2,457	$ 14,204	$ 3,573	$ 1,027	$ 154	$ 6,117	$ 1,229	$ 8,046	$ (18,520)	$ (406)	$ (1,009)	$ (31,362)	$ (2,822)